SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Municipal Trust for the six-month reporting period ended December 31, 1998. The report begins with an investment review by the fund's portfolio manager, Jeffrey A. Kozemchak, Senior Vice President, followed by a complete list of portfolio holdings and the financial statements for the fund's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the fund pursues monthly dividend income exempt from federal regular income tax through a portfolio of high-quality, short-term municipal securities. 1

During the reporting period, tax-free dividends paid to shareholders totaled $0.22 per share for Institutional Shares and $0.21 per share for Institutional Service Shares. Total return was 2.82% 2 for Institutional Shares and 2.69%2 for Institutional Service Shares. The net asset value of both share classes increased slightly, from $10.29 on the first day of the reporting period to $10.36 on the last day of the reporting period. Fund assets totaled $210.6 million on December 31, 1998.

Thank you for participating in tax-free income opportunities through Federated Short-Term Municipal Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

February 15, 1999

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE

For the six-month reporting period ended December 31, 1998, Federated Short-Term Municipal Trust produced non-annualized total returns of 2.82% 1 for the Institutional Shares (IS) and 2.69%1 for the Institutional Service Shares (ISS). Against the Lipper Short-Term Municipal Debt Category the trust's total returns ranked favorably at 4th out of 32 funds (IS), and 12th out of 32 funds (ISS) for the one-year period ended 12/31/98.2 For the twelve month period ended December 31, 1998, the trust produced total returns of 4.84% (IS) and 4.58% (ISS).3 These one-year total returns are equivalent to pre-tax equivalent returns of 7.70% for
(IS), and 7.26% (ISS) for investors in the highest federal tax bracket.

Nonetheless, the trust is managed predominately for tax-exempt income, with minimal fluctuation of principal value. Accordingly, the largest contribution to total return will consist of tax-exempt income to the shareholder. Over the reporting period, the trust produced income dividends exempt from Federal regular income taxes of $0.22/share (IS), and $0.21/share (ISS). 4 These dividends are equivalent to annualized tax-free distribution rates of 4.21% (IS) and 3.96% (ISS).

MARKET

The short-term municipal bond market performed well over the reporting period as it continued to deliver a significant incremental income advantage as compared to money market securities while providing modest price appreciation.

The reporting period began with market expectations somewhat sanguine regarding moderate growth with low inflation. By the third quarter, however, a dramatic shift in market sentiment was evident. Uncertainty in world economies resulted in vulnerability of our domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over much of this period.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 As of 12/31/98, the trust's Institutional Shares ranked 4th out of 18 and 3rd out of 6 against all short-term municipal debt funds for the five- and ten-year periods, respectively. The Institutional Service Shares ranked 11th out of 18 funds for the five-year period ended 12/31/98.

3 For the five-year and ten-year periods ended December 31, 1998, the Institutional Shares produced average annual total returns of 4.28% and 5.06%, respectively. For the five-year and since inception (8/31/93) periods ended 12/31/98, the Institutional Service Shares produced average annual total returns of 4.02% and 4.00%, respectively.

4 Income may be subject to the federal alternative minimum tax and state and local taxes.

By late August, market expectations that the Federal Reserve Board (the "Fed") might eventually need to ease monetary policy (cut interest rates) to help the U.S. economy along as a result of the world economic struggles had begun to grow. This expectation intensified throughout September along with a need to restore liquidity to various market sectors. In response, at the September 29, 1998 Federal Open Market Committee ("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15, 1998, an intermeeting decision that surprised some market participants. This move had significant impact in the markets, both fixed-income and equity. On November 17, 1998, the Fed added additional assurance with another 25 basis point cut-which brought the Fed Funds Target Rate down to 4.75%.

Yields on three-year "AA" rated, high quality municipal bonds (a proxy for the trust) fell over the reporting period and prices rose. Yields began the period at 4.05% last July but fell rather steadily to 3.55% in early October. Yields then traded in a range between 3.55% and 3.70% until the end of the reporting period. Because yields fell over the reporting period, the net asset value per share (NAV) for (IS) and (ISS) appreciated. The NAV for both (IS) and (ISS) increased from $10.29 per share to $10.36 per share.

STRATEGY

Over the reporting period, three-year municipal bonds exhibited less price volatility than comparable treasury notes while providing an extremely attractive after-tax income advantage for those investors at marginal federal tax rates of 28% or higher. During the reporting period, yields on three-year "AA" municipal bonds as a percentage of treasuries averaged close to 80%, but ranged from 73% to 90%. A higher ratio means that municipal bonds are more attractive from an after-tax income viewpoint. Yield ratios of 72% or higher show the attractiveness of municipal bonds for income oriented investors at federal tax rates of 28% or above.

Portfolio strategy continues to emphasize credit quality, as yield spreads remain narrow between "AAA" and "A" rated bonds. Credit spreads will eventually widen from these levels when the economy slows, and investors once again emphasize quality in their purchase decisions. Accordingly, the trust will continue to emphasize the highest quality instruments, with over 86% of the assets invested in "AAA" and "AA" rated issues.

Management continues to add value by purchasing bonds in attractive sectors and through yield curve management. The municipal short-term yield curve (bonds with maturities between one and five years) remains much steeper than the comparable maturity treasury curve. From a relative value standpoint, bonds with maturities from four to five years are more attractive because of the steeper municipal yield curve.

During the reporting period, assets increased by over $11 million, and the weighted average maturity of the trust moved slightly from 2.77 years to 2.65 years. In the declining interest rate environment, management bond purchases emphasized the greater price appreciation potential in longer maturity (four- to five-year) bonds as well as liquidity and quality. Despite declining market yields and rising bond prices, management was able to take advantage of market opportunities to keep the trust's distribution yield relatively unchanged over the reporting period.

Portfolio of Investments

December 31, 1998 (unaudited)



PRINCIPAL                                                                         CREDIT
AMOUNT                                                                            RATING 1          VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-98.8%

                 ALABAMA-1.0%

 $   1,000,000   Alabama State Docks Department, Docks Facilities Refunding
                 Revenue Bonds, 5.25% (MBIA INS), 10/1/2000                         AAA     $   1,031,120
     1,000,000   Alabama State Docks Department, Docks Facilities Refunding
                 Revenue Bonds, 5.25% (MBIA INS), 10/1/2001                         AAA         1,042,380
                 TOTAL                                                                          2,073,500
                 ALASKA-1.0%

     2,000,000   Anchorage, AK, Hospital Refunding Revenue Bonds, 6.50%
                 (Sisters of Providence)/(Original Issue Yield: 6.75%),

                 10/1/1999                                                          AA-         2,049,600
                 ARKANSAS-1.0%

     1,950,000   Arkansas Development Finance Authority, Single Family
                 Mortgage Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS),

                 2/1/2011                                                           AAA         2,149,797
                 CALIFORNIA-10.1%

     1,000,000   ABAG Finance Authority for Non-Profit Corporations,
                 Refunding Revenue Certificates of Participation, 4.625%
                 (Episcopal Homes Foundation)/(Original Issue Yield: 4.70%),

                 7/1/2004                                                            A-         1,029,840
     2,620,000   ABAG Finance Authority for Non-Profit Corporations,
                 Refunding Revenue Certificates of Participation, 4.50%
                 (Episcopal Homes Foundation)/(Original Issue Yield: 4.60%),

                 7/1/2003                                                            A-         2,681,596
    12,500,000   Los Angeles, CA Wastewater System, Revenue Bonds (Series D),
                 6.70% (MBIA INS)/(United States Treasury PRF)/(Original

                 Issue Yield: 6.769%), 12/1/2000 (@102)                             AAA        13,541,375
     4,000,000   San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed

                 Securities Program, 4.875%, 5/1/2015                               AAA         4,017,040
                 TOTAL                                                                         21,269,851
                 COLORADO-4.2%

     4,375,000   Arvada, CO Urban Renewal Authority, Revenue Refunding Bonds

                 (Series 1997A), 5.25% (MBIA INS), 9/1/2002                         AAA         4,586,181
     1,335,000   Colorado HFA, Single Family Mortgage Revenue Bond, Series C-
                 1, 7.65%, 12/1/2025                                                Aa2         1,488,125

     2,000,000   Colorado HFA, Single Family Mortgage Revenue Bonds

                 (Series 1997C-3), 4.80%, 11/1/2016                                 Aa2         2,032,680
       500,000   Colorado HFA, Single Family Program Senior Bonds (Series
                 1998C-2), 4.50%, 11/1/2005                                         Aa2           503,485

       250,000   Colorado HFA, Single Family Program Subordinate Bonds

                 (Series 1998B), 4.625%, 11/1/2005                                   A1           252,100
                 TOTAL                                                                          8,862,571

PRINCIPAL                                                                          CREDIT
AMOUNT                                                                            RATING 1     VALUE

                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued
                 DISTRICT OF COLUMBIA-1.2%

 $   2,335,000   District of Columbia Housing Finance Agency, Single Family
                 Mortgage Revenue Bonds (Series 1998A), 6.25% (GNMA

                 Collateralized Home Mortgage Program COL), 12/1/2028              AAA     $    2,509,051
                 FLORIDA-1.7%

     2,000,000   Dade County, FL, Public Improvement Refunding UT GO Bonds,

                 7.20% (FSA INS), 6/1/2001                                          AAA         2,165,760
     1,440,000   Florida Housing Finance Corp., Homeowner Mortgage Revenue

                 Bonds, Series 2, 4.75% (MBIA INS), 7/1/2019                        AAA         1,467,706
                 TOTAL                                                                          3,633,466
                 HAWAII-4.9%

     4,660,000   Hawaii State, Highway Revenue Bonds, Series 1998, 5.00%

                 (MBIA INS), 7/1/2003                                               AAA         4,878,507
     5,000,000   Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC LOC),
                 3/1/2002                                                           AAA         5,372,600
                 TOTAL                                                                         10,251,107

                 IDAHO-1.5%

     3,100,000   Boise, ID Industrial Development Corp., Multi-Mode Variable
                 Rate Industrial Development Revenue Bonds (Series 1998)
                 Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                                               A-          3,100,000

                 ILLINOIS-6.1%

     1,000,000   Chicago, IL, Collateralized SFM Revenue Bonds, Series A-1,

                 4.85% (GNMA COL), 3/1/2015                                         Aaa         1,013,560
     1,500,000   Illinois Health Facilities Authority, Adjustable Rate
                 Revenue Bonds, Series 1991B, 5.00% (Highland Park

                 Hospital)/(FGIC INS), 10/1/2000                                    AAA         1,534,455
     1,030,000   Illinois Health Facilities Authority, Revenue Bonds (Series
                 1998), 5.25% (Centegra Health System), 9/1/2003                     A-         1,078,678
     1,000,000   Illinois Health Facilities Authority, Revenue Refunding
                 Bonds (Series A), 4.80% (Advocate Health Care

                 Network)/(Original Issue Yield: 4.90%), 8/15/2002                   AA         1,029,580
     2,000,000   Illinois Health Facilities Authority, Revenue Refunding
                 Bonds (Series A), 5.00% (Advocate Health Care Network),

                 8/15/2003                                                           AA         2,082,260
     3,000,000   Illinois State, UT GO Bonds, 5.10% (FGIC INS), 9/1/2000            AAA         3,081,930
     3,000,000   Illinois State, UT GO Bonds, 5.50%, 8/1/1999                        AA         3,043,380
                 TOTAL                                                                         12,863,843
                 INDIANA-2.9%

     3,900,000   Indiana Health Facilty Financing Authority, Hospital Revenue
                 Bonds (Series 1996A), 4.75% (Clarian Health Partners,

                 Inc.)/(Original Issue Yield: 4.85%), 2/15/2002                     Aa3         4,007,952
     1,250,000   Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%,
                 1/1/2029                                                           Aaa         1,267,050
PRINCIPAL                                                                        CREDIT
AMOUNT                                                                           RATING 1         VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued

                 INDIANA-CONTINUED

 $     885,000   LaPorte County, IN Hospital Authority, Refunding Revenue
                 Bonds, 5.60% (LaPorte Hospital, Inc., IN)/(Original Issue

                 Yield: 5.747%), 3/1/1999                                          Baa1    $      888,549
                 TOTAL                                                                          6,163,551
                 KANSAS-1.9%

     1,000,000   Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, (Series
                 1998 A-1), 4.70% (GNMA Collateralized Home Mortgage Program

                 COL), 12/1/2008                                                    Aaa         1,010,790
     2,000,000   Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, (Series
                 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program

                 COL), 6/1/2013                                                     Aaa         2,012,800
     1,000,000   Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds
                 (Series 1997A-2), 4.90% (GNMA Collateralized Home Mortgage

                 Program COL), 6/1/2016                                             Aaa         1,019,620
                 TOTAL                                                                          4,043,210

                 KENTUCKY-0.6%

     1,155,000   Jefferson County, KY, UT GO Trust Certificates, 5.25%,

                 3/1/2000                                                            A+         1,180,156
                 LOUISIANA-6.6%

     2,200,000   Lake Charles, LA Harbor & Terminal District, Port Facilities
                 Revenue Refunding Bond, Trunkline Lining Co Project, 7.75%

                 (Panhandle Eastern Corp.), 8/15/2022                                A3         2,499,706
     4,000,000   Louisiana PFA, Health & Education Capital Facilities Revenue

                 Bonds (Series A), 5.00% TOBs (AMBAC INS), Mandatory Tender

                 6/1/2002                                                           AAA         4,135,480
     7,000,000   Louisiana State, Refunding GO Bonds (Series 1996A), 6.00%
                 (FGIC INS), 8/1/2000                                               AAA         7,278,320
                 TOTAL                                                                         13,913,506

                 MICHIGAN-3.3%

     1,000,000   Michigan State Building Authority, Revenue Bonds (Series
                 II), 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%),

                 10/1/2000                                                          AAA         1,049,270

       925,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 & Refunding Bonds (Series 1998A), 4.60% (Hackley Hospital

                 Obligated Group), 5/1/2003                                          A3           939,652
     1,005,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital

                 Obligated Group), 5/1/2004                                          A3         1,023,351
       820,000   Michigan State Hospital Finance Authority, Revenue &
                 Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care

                 Corp.)/(Original Issue Yield: 4.45%), 6/1/2004                      A1           834,088
PRINCIPAL                                                                         CREDIT
AMOUNT                                                                            RATING 1     VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued

                 MICHIGAN-CONTINUED

 $   3,000,000   Michigan Underground Storage Tank Financial Assurance
                 Authority, Revenue Refunding Bonds (Series I), 5.00% (AMBAC

                 INS), 5/1/2001                                                     AAA    $    3,098,130
                 TOTAL                                                                          6,944,491
                 MINNESOTA-1.4%

     3,000,000   Minneapolis, MN, Temporary Parking Ramp Revenue Bonds,

                 Series 1997A, 4.75%, 6/1/2000                                       NR         3,000,960

                 MISSISSIPPI-1.0%

     1,010,000   Mississippi Home Corp., Single Family Mortgage Revenue Bonds
                 (Series 1998A4), 5.125% (GNMA Collateralized Home Mortgage

                 Program COL), 12/1/2017                                            Aaa         1,029,645
     1,085,000   Mississippi Home Corp., Single Family Revenue Mortgage Bonds
                 (Series 1998A), 5.25% (GNMA Collateralized Home Mortgage

                 Program COL), 12/1/2018                                            Aaa         1,106,440
                 TOTAL                                                                          2,136,085

                 MISSOURI-1.0%

     2,000,000   Springfield, MO State Highway Improvement Corp.,
                 Transportation Revenue Bonds (Series 1997), 5.25% (AMBAC

                 INS), 8/1/2001                                                    AAA          2,080,900
                 NEW JERSEY-5.3%

     4,000,000   New Jersey State, UT GO Bonds, 7.20%, 4/15/1999                   AA+          4,048,040
     7,000,000   New Jersey State, UT GO Refunding Bonds (Series C), 6.50%,
                 1/15/2002                                                         AA+          7,172,830
                 TOTAL                                                                         11,220,870

                 NEW MEXICO-0.9%

     1,820,000   Santa Fe Solid Waste Management Agency, NM, Facility Revenue

                 Bonds (Series 1996), 5.00%, 6/1/2003                                NR         1,887,504
                 NEW YORK-3.9%
     4,100,000   New York City Municipal Water Finance Authority, Revenue

                 Bonds, 7.20%, 6/15/1999                                              A         4,177,285
       900,000   New York City Municipal Water Finance Authority, Revenue
                 Bonds, 7.20%, 6/15/1999                                              A           916,902
     3,000,000   New York State Mortgage Agency, Homeowner Mortgage Revenue
                 Bonds, Series 71, 4.75%, 10/1/2021                                 Aa2         3,023,820
                 TOTAL                                                                          8,118,007
                 OHIO-5.5%

     1,000,000   Cincinnati City School District, OH, Tax Anticipation Notes

                 (Series A), 5.50% (AMBAC INS), 12/1/2000                          AAA          1,039,500
     1,610,000   Knox County, OH, Hospital Facilities Revenue Refunding Bonds
                 (Series 1998), 4.20% (Knox Community Hospital)/(Asset

                 Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003               AA         1,609,887
PRINCIPAL                                                                        CREDIT
AMOUNT                                                                           RATING 1      VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued

                 OHIO-CONTINUED

 $   1,750,000   Knox County, OH, Hospital Facilities Revenue Refunding Bonds
                 (Series 1998), 4.30% (Knox Community Hospital)/(Asset

                 Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004              AA     $    1,749,283
     3,630,000   Lucas County, OH, Hospital Revenue Refunding Bonds (Series
                 1996), 5.00% (ProMedica Healthcare Obligated Group)/(MBIA

                 INS), 11/15/1999                                                   AAA         3,691,129
     1,310,000   Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-
                 1), 4.85% (GNMA Collateralized Home Mortgage Program),

                 3/1/2015                                                           AAA         1,337,693
     2,000,000   Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-
                 1), 4.60% (GNMA Collateralized Home Mortgage Program),

                 9/1/2026                                                           AAA         2,031,880
                 TOTAL                                                                         11,459,372

                 OKLAHOMA-2.6%

     4,000,000   Oklahoma HFA, Single Family Mortgage Revenue Bonds
                 (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage

                 Program), 9/1/2029                                                 Aaa         4,358,200
     1,055,000   Washington County, OK Medical Authority, Hospital Revenue
                 Bonds (Series 1996A), 4.75% (Jane Phillips Medical
                 Center)/(Connie Lee INS)/(Original Issue Yield: 4.90%),

                 11/1/2001                                                          AAA         1,084,139
                 TOTAL                                                                          5,442,339

                 OREGON-2.0%

     2,000,000   Oregon State Department of Transportation, Regional Light
                 Rail Revenue Bond, Westside Project, 5.375% (MBIA INS),

                 6/1/1999                                                           AAA         2,020,040

     2,000,000   Oregon State Department of Transportation, Regional Light
                 Rail Revenue Bond, Westside Project, 5.50% (MBIA INS),

                 6/1/2000                                                           AAA         2,061,220
                 TOTAL                                                                          4,081,260

                 PENNSYLVANIA-4.4%

     3,000,000   Philadelphia, PA IDA, Airport Revenue Bonds, (Series 1998A),

                 4.50% (Philadelphia Airport System)/(FGIC INS), 7/1/2003           AAA         3,064,320
     4,417,272   Philadelphia, PA Municipal Authority, Equipment Revenue
                 Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas

                 Works)/(AMBAC INS), 10/1/2004                                      AAA         4,671,485
     1,500,000   Southeastern, PA Transportation Authority, Special Revenue
                 Bonds, 5.25% (FGIC INS), 3/1/2001                                  AAA         1,553,070
                 Total                                                                          9,288,875
                 RHODE ISLAND-3.1%

       950,000   Central Falls Detention Facility Corporation, RI, Detention
                 Facility Revenue Refunding Bonds (Series 1998A), 4.10%
                 (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS),

                 1/15/2003                                                           AA           956,109
PRINCIPAL                                                                        CREDIT
AMOUNT                                                                           RATING 1     VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued

                 RHODE ISLAND-CONTINUED

 $     990,000   Central Falls Detention Facility Corporation, RI, Detention
                 Facility Revenue Refunding Bonds (Series 1998A), 4.20%
                 (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS),
                 1/15/2004                                                           AA    $      995,524
     1,035,000   Central Falls Detention Facility Corporation, RI, Detention
                 Facility Revenue Refunding Bonds (Series 1998A), 4.30%
                 (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS),

                 1/15/2005                                                           AA         1,041,220
     2,230,000   Johnston, RI, GO Bonds, Series A, 4.25% (Asset Guaranty
                 INS), 6/15/2002                                                     AA         2,240,057
     1,280,000   Johnston, RI, GO Bonds, Series A, 4.35% (Asset Guaranty
                 INS), 6/15/2003                                                     AA         1,287,398
                 TOTAL                                                                          6,520,308

                 SOUTH CAROLINA-1.4%

     3,000,000   Georgetown County, SC, Pollution Control Facilities
                 Adjustable Rate Bonds (Series A), 4.10% TOBs (International

                 Paper Co.), Optional Tender 9/1/1999                                A3         3,006,126

                 TEXAS-5.4%

     2,000,000   Fort Worth, TX, Refunding LT GO Bonds (Series A), 5.10%
                 (Original Issue Yield: 5.20%), 3/1/2000                            Aa2         2,044,020
     2,500,000   Harris County, TX HFDC, Hospital Revenue Bonds, Series
                 1997A, 5.25% (Memorial Hospital System)/(MBIA INS LOC),

                 6/1/2002                                                           AAA         2,610,800

     2,070,000   Lewisville, TX, Combination Contract Revenue & Special
                 Assessment Bonds (Series 1997), 4.95% TOBs (Wells Fargo

                 Bank, N.A. LOC), Mandatory Tender 11/1/2001                        AAA         2,173,831
     4,440,000   Texas State, UT GO Public Finance Authority (Series B),
                 8.00%, 10/1/1999                                                    AA         4,602,948
                 TOTAL                                                                         11,431,599

                 VIRGINIA-0.5%

     1,000,000   Botetourt County, VA IDA, Lease Revenue Notes (Series 1997),

                 4.55% (Botetourt County, VA), 1/15/2000                             NR         1,000,930
                 WASHINGTON-6.4%

     1,680,000   Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds

                 (Series 1997B), 5.50% (AMBAC INS), 12/1/2002                       AAA         1,782,648
     3,000,000   Washington State Public Power Supply System, Nuclear Project
                 No. 2 Revenue Refunding Bond, (Series 1997B), 5.50%,

                 7/1/2003                                                           AA-         3,189,360

     3,000,000   Washington State Public Power Supply System, Refunding
                 Revenue Bonds (Nuclear Project No. 2) (Series 1997A), 5.00%,

                 7/1/2001                                                           AA-         3,091,230
     5,425,000   Washington State, UT GO Bonds (Series B), 5.00%, 5/1/1999          AA+         5,461,619
                 TOTAL                                                                         13,524,857
PRINCIPAL                                                                        CREDIT
AMOUNT                                                                           RATING 1       VALUE
                 SHORT-INTERMEDIATE MUNICIPAL SECURITIES-continued
                 WEST VIRGINIA-1.2%

 $   1,500,000   Cabell County, WV Board of Education, Refunding UT GO Bonds,
                 6.00%, 5/1/2001                                                     A+    $    1,576,290
     1,000,000   West Virginia State, GO State Road Bonds, Series 1998, 4.40%
                 (FGIC INS), 6/1/2004                                               AAA         1,025,700
                 TOTAL                                                                          2,601,990

                 WISCONSIN-4.8%

     6,500,000   Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds (Series 1996), 5.50% (Gundersen Lutheran)/(FSA

                 INS), 12/1/2000                                                    AAA         6,739,720
     3,335,000   Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds (Series 1997), 4.70% (Marshfield Clinic,

                 WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002            AAA         3,417,508
                 TOTAL                                                                         10,157,228
                 TOTAL INVESTMENTS (IDENTIFIED COST $203,907,549) 2                         $ 207,966,910


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $203,907,549. The net unrealized appreciation of investments on a federal tax basis amounts to $4,059,361.

Note: The categories of investments are shown as a percentage of net assets ($210,572,960) at December 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority INS -Insured LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PFA -Public Facility Authority PRF -Prerefunded SFM -Single Family Mortgage TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 1998 (unaudited)



ASSETS:

Total investments in securities, at value (identified and

tax cost $203,907,549)                                                         $ 207,966,910
Cash                                                                                  84,968
Income receivable                                                                  2,718,353
Receivable for investments sold                                                       95,000
Receivable for shares sold                                                           437,248
Total assets                                                                     211,302,479
LIABILITIES:

Income distribution payable                                      $ 727,403
Accrued expenses                                                     2,116
Total liabilities                                                                    729,519
Net assets for 20,328,216 shares outstanding                                   $ 210,572,960
NET ASSETS CONSIST OF:

Paid in capital                                                                $ 210,493,781
Net unrealized appreciation of investments                                         4,059,361
Accumulated net realized loss on investments                                      (3,983,099)
Undistributed net investment income                                                    2,917
Total Net Assets                                                               $ 210,572,960
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE
INSTITUTIONAL SHARES:
$194,955,557 / 18,820,544 shares outstanding                                          $10.36
INSTITUTIONAL SERVICE SHARES:
$15,617,403 / 1,507,672 shares outstanding                                            $10.36


See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 1998 (unaudited)


INVESTMENT INCOME:
Interest                                                                                    $  4,787,023

EXPENSES:

Investment advisory fee                                                       $  411,609
Administrative personnel and services fee                                         78,456
Custodian fees                                                                     5,567
Transfer and dividend disbursing agent fees and expenses                          23,495
Directors'/Trustees' fees                                                          7,532
Auditing fees                                                                      6,906
Legal fees                                                                         2,944
Portfolio accounting fees                                                         38,899
Distribution services fee-Institutional Service Shares                            17,120
Shareholder services fee-Institutional Shares                                    240,136
Shareholder services fee-Institutional Service Shares                             17,120
Share registration costs                                                          16,696
Printing and postage                                                              10,954
Insurance premiums                                                                 2,024
Miscellaneous                                                                      2,098
Total expenses                                                                   881,556
WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee                              $  (128,111)
Waiver of distribution services fee-Institutional Service
Shares                                                             (16,435)
Waiver of shareholder services fee-Institutional Shares           (240,136)
Waiver of shareholder services fee-Institutional Service
Shares                                                                (685)
Total waivers                                                                   (385,367)
Net expenses                                                                                     496,189
Net investment income                                                                          4,290,834
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                  48,017
Net change in unrealized appreciation of investments                                           1,252,205
Net realized and unrealized gain on investments                                                1,300,222
Change in net assets resulting from operations                                               $ 5,591,056


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                                               SIX MONTHS ENDED                 YEAR
                                                                    (UNAUDITED)                ENDED

                                                                   DECEMBER 31,             JUNE 30,
                                                                           1998                 1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                             $   4,290,834       $    8,539,971
Net realized gain (loss) on investments ($48,020 net gain
and $0 net loss, respectively, as computed for federal tax

purposes)                                                                48,017              202,730
Net change in unrealized appreciation/depreciation                    1,252,205              561,167
Change in net assets resulting from operations                        5,591,056            9,303,868
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income

Institutional Shares                                                 (4,020,964)          (8,174,344)
Institutional Service Shares                                           (269,870)            (360,458)
Change in net assets resulting from distributions

to shareholders                                                      (4,290,834)          (8,534,802)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                         51,205,685           83,677,957
Net asset value of shares issued to shareholders in payment

of distributions declared                                             1,553,047            3,608,608
Cost of shares redeemed  (39,755,239)  (108,712,902)
Change in net assets resulting from share transactions               13,003,493          (21,426,337)
Change in net assets                                                 14,303,715          (20,657,271)
NET ASSETS:

Beginning of period                                                 196,269,245          216,926,516
End of period (including undistributed net investment income
of $2,917 and $2,917, respectively)                               $ 210,572,960       $  196,269,245


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)


                                             SIX MONTHS

                                                  ENDED

                                            (unaudited)

                                           DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                   1998        1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD             $10.29      $10.26       $10.24       $10.28       $10.15       $10.37
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                              0.22        0.44         0.44         0.43         0.42         0.40
Net realized and unrealized gain (loss)
on investments                                     0.07        0.03         0.02        (0.04)        0.13        (0.22)
Total from investment operations                   0.29        0.47         0.46         0.39         0.55         0.18
LESS DISTRIBUTIONS:

Distributions from net investment income          (0.22)      (0.44)       (0.44)       (0.43)       (0.42)       (0.40)
NET ASSET VALUE, END OF PERIOD                   $10.36      $10.29       $10.26       $10.24       $10.28       $10.15
TOTAL RETURN 1                                     2.82%       4.68%        4.59%        3.82%        5.52%        1.76%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                           0.47%2      0.47%        0.46%        0.47%        0.46%        0.47%
Net investment income                              4.19%2      4.28%        4.30%        4.14%        4.09%        3.89%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $194,956    $184,903     $210,169     $189,467     $217,713     $316,810
Portfolio turnover                                    7%         33%          50%          20%          33%          36%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)



                                              SIX MONTHS

                                                   ENDED

                                             (unaudited)

                                            DECEMBER 31,               YEAR ENDED JUNE 30,

                                                    1998       1998       1997       1996       1995       1994 1
NET ASSET VALUE, BEGINNING OF PERIOD              $10.29     $10.26     $10.24     $10.28     $10.15      $10.35
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                               0.21       0.42       0.42       0.40       0.39        0.31
Net realized and unrealized gain (loss)
on investments                                      0.07       0.03       0.02      (0.04)      0.13       (0.20)
Total from investment operations                    0.28       0.45       0.44       0.36       0.52        0.11
LESS DISTRIBUTIONS:

Distributions from net investment income           (0.21)     (0.42)     (0.42)     (0.40)     (0.39)      (0.31)
NET ASSET VALUE, END OF PERIOD                    $10.36     $10.29     $10.26     $10.24     $10.28      $10.15
TOTAL RETURN 2                                      2.69%      4.41%      4.33%      3.56%      5.26%       1.08%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                            0.72%3     0.72%      0.71%      0.72%      0.71%       0.72%3
Net investment income                               3.94%3     4.05%      4.05%      3.90%      3.69%       3.65%3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)          $15,617    $11,367     $6,758     $6,209     $5,223     $31,459
Portfolio turnover                                     7%        33%        50%        20%        33%         36%


1 Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 1998 (unaudited)

ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax. The Trust pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $4,030,794 which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR    EXPIRATION AMOUNT
1999                        $11,866
2001                        $62,121
2003                     $1,189,491
2004                     $2,597,123
2005                       $170,193

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                         SIX MONTHS ENDED                         YEAR ENDED
                                                        DECEMBER 31, 1998                      JUNE 30, 1998

INSTITUTIONAL SHARES:                                 SHARES         AMOUNT                SHARES           AMOUNT
Shares sold                                        4,146,782        $ 42,859,768       7,381,068        $   75,983,944
Shares issued to shareholders in
payment of distributions declared                    136,094           1,408,130         328,092             3,376,837
Shares redeemed                                   (3,428,977)        (35,440,677)    (10,235,034)         (105,370,170)
NET CHANGE RESULTING FROM INSTITUTIONAL

SHARE TRANSACTIONS                                   853,899        $  8,827,221      (2,525,874)       $  (26,009,389)


                                                          SIX MONTHS ENDED                         YEAR ENDED
                                                         DECEMBER 31, 1998                       JUNE 30, 1998

INSTITUTIONAL SERVICE SHARES:                         SHARES          AMOUNT              SHARES             AMOUNT
Shares sold                                          806,887         $ 8,345,917         747,794        $    7,694,013
Shares issued to shareholders in payment
of distributions declared                             14,004             144,917          22,517               231,771
Shares redeemed                                     (417,686)         (4,314,562)       (324,766)           (3,342,732)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                   403,205           4,176,272         445,545        $    4,583,052
NET CHANGE RESULTING FROM SHARE TRANSACTIONS       1,257,104         $13,003,493      (2,080,329)       $  (21,426,337)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1998, were as follows:

Purchases   $32,163,374
Sales       $12,817,529

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

GLEN R. JOHNSON

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

MATTHEW S. HARDIN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

Federated Short-Term Municipal Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

December 31, 1998

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Federated Short-Term Municipal Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206
8020108 (2/99)

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